Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about other current liabilities [Line Items]
Accrual for vacation and overtime	€ 2,810	€ 1,707
Payroll tax	834	2,318
Income tax liability	31	32
Other liabilities	1,989	1,550
Total	€ 5,664	€ 5,607